Long Term Debt - Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
December 31, 2018	$ 2,050
December 31, 2019	2,050
December 31, 2020	195,775
Total	$ 199,875	$ 201,925